Acquisitions	12 Months Ended
Dec. 28, 2019
Business Combinations [Abstract]
Acquisitions

NOTE 15 – ACQUISITIONS

In accordance with ASC 805, the Company accounts for acquisitions using the purchase method under which the acquisition purchase price is allocated to the assets acquired and liabilities assumed based upon their respective fair values. The Company utilizes management estimates and, in some instances, may retain the services of an independent third-party valuation firm to assist in determining the fair values of assets acquired, liabilities assumed and contingent consideration granted. Such estimates and valuations require the Company to make significant assumptions, including projections of future events and operating performance.

On June 28, 2018, the Company and Staffing 360 Solutions Limited (formerly known as Longbridge Recruitment 360 Limited), a wholly owned subsidiary of the Company, entered into share purchase agreements (“Share Purchase Agreements”) to acquire all of the share capital of Clement May Limited (“CML”). Consideration for the acquisition of all the shares was (i) an aggregate cash payment of £1,550 ($2,047), (ii) 15,000 shares of the Company’s common stock, (iii) an earn-out payment of up to £500, the amount to be calculated and paid on or around December 28, 2019 pursuant to the Share Purchase Agreement, and (iv) deferred consideration of £350, to be paid on or around June 28, 2019, depending on the satisfaction of certain conditions set forth in that Share Purchase Agreement. To finance the above transaction, the Company entered into a term loan with HSBC Bank plc. The Company paid deferred consideration of £350 ($444) on June 26, 2019. The earnout payment of £500 ($656) was paid in December 2019.

On August 27, 2018, the Company and Monroe Staffing Services, LLC (“Monroe Staffing”), an indirect wholly-owned subsidiary of the Company, entered into a share purchase agreement with Pamela D. Whitaker (“Seller”), pursuant to which the Seller sold 100% of the common shares of Key Resources Inc. (“KRI”) to Monroe Staffing (the “KRI Transaction”). The KRI Transaction closed simultaneously with the signing of the share purchase agreement. The purchase price in connection with the KRI Transaction was approximately $12,163, of which (a) approximately $8,109 was paid to the Seller at closing, (b) up to approximately $2,027 is payable as earnout consideration to the Seller on August 27, 2019 and (c) up to $2,027 is payable as earnout consideration to the Seller on August 27, 2020.  The payment of the Earnout Consideration is contingent on KRI’s achievement of certain trailing gross profit amounts. On September 11, 2019, the Company entered into an amended agreement with the seller to delay the payment of the first year earnout of $2,027 until no later than February 27, 2020. For each full calendar month beyond August 27, 2019, that such payment is delayed, the Company shall pay the seller interest in the amount of $10 with the first such payment of interest due on September 30, 2019.  In addition, the amended agreement was further amended to change the due date for the second year earnout payment of $2,027 from August 27, 2020 to February 27, 2020. The seller of KRI, Pamela D. Whitaker (“Whitaker”) has filed a lawsuit against the Company asserting claims for breach of contract and declaratory judgment against the Company due under a share purchase agreement and is seeking $4,054 in alleged damages. While the Company had recognized the liability for the earnout consideration of $4,054 due to Whitaker, within current liabilities as of December 28, 2019, in February 2020, the Company filed an action against Whitaker for breach of contract which more than approximates the earnout consideration recognized. The Company paid interest of $30 in Fiscal 2019 and $40 subsequent to Fiscal 2019 year end.

To finance the above transaction, the Company entered into an agreement with Jackson Investment Group, LLC (“Jackson”) on August 27, 2018, pursuant to which the note purchase agreement dated as of September 15, 2017 was amended to add an additional senior debt investment of approximately $8,428 in the Company.

In connection with the acquisition of KRI and Clement May, the Company recorded the following intangible assets, based on valuation performed.

	KRI	Clement May
Goodwill	$3,347	$1,545

Intangible assets
Tradenames	1,000	470
Non-compete	-	273
Customer Relationships	6,400	451
	$7,400	$1,194

The following table summarizes the final allocation of the purchase price to the estimated fair values of net assets acquired at the date of the acquisition:

	KRI	Clement May
Purchase price	$11,537	$3,543
Less:
Net assets acquired	(790)	(804)
Intangibles	(7,400)	(1,194)
Goodwill	$3,347	$1,545

Goodwill of Clement May is included in the Company’s Professional-UK reportable segment. Goodwill of KRI is included in the Company’s Professional-US reportable segment.

Identified intangible assets for Clement May are being amortized on a straight-line basis over their weighted average estimated useful life of 8.4 years. The Company acquired a total of $14,305 in receivables and fair value of these receivables equals the contract value; and recorded contingent consideration associated with Clement May of £850 ($1,100).

Identified intangible assets of KRI are being amortized on a straight-line basis over their weighted average estimated useful life of 10 years. The Company acquired a total of $2,531 in receivables and fair value of these receivables equals the contract value; and recorded contingent consideration associated with KRI of $3,427, net of discounting.

In Fiscal 2018, the Company recorded a total of $105 and $35 in third party expenses associated with consummating the Clement May and KRI acquisitions, respectively, which are included in Selling, general and administrative expenses, excluding depreciation and amortization stated on the Consolidated Statement of Operations.

The following unaudited pro forma consolidated results of operation have been prepared, as if the acquisition of KRI and Clement May occurred on January 1, 2017.

Fiscal 2018
Revenues	$308,093
Net loss from continuing operations	(6,189)
Weighted average number of common stock shares - basic and diluted	4,378,447
Net loss per share from continuing operations	$(1.41)

The Company recorded revenues of $42,060 from the acquisitions completed during Fiscal 2018.